Investments - Additional Information (Detail) - GBP (£)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of investment [line items]
Available-for-sale investments	£ 2,621,000,000	£ 1,474,000,000	£ 2,917,000,000
Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments	2,575,000,000	1,437,000,000	2,878,000,000
Level 3 [Member]
Disclosure of investment [line items]
Available-for-sale investments	14,000,000	16,000,000	15,000,000
Sterling [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	416,000,000	35,000,000	10,000,000
Sterling [Member] | Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments	2,180,000,000	900,000,000	2,430,000,000
USD [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	27,000,000	30,000,000	30,000,000
Other Currencies [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	4,000,000	18,000,000	0
Euros [Member] | Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments	£ 395,000,000	£ 537,000,000	£ 448,000,000